Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class A
Trading Symbol	SBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$128	1.15%
[1]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Mid Cap Fund returned 23.25%. The Fund compares its performance to the Russell Mid Cap Index, which returned 35.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
Marvell Technology, a networking and storage semiconductor company in the 5G, data center, and automotive ethernet end markets within the IT sector, had its share price rally on the back of greater AI enthusiasm from investors and the potential long-term growth afforded by greater demand for data and data centers.

↑
Vertiv, a global manufacturer of power, precision cooling and infrastructure management systems for mainframe computer, server racks and critical process systems within the industrials sector, saw strong data center demand and enthusiasm for AI-related technology.

Top detractors from performance:
↓
Freshworks, a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications within the IT sector, had its share price decline during the period as investors began to worry that Freshworks was no longer an AI beneficiary.

↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	23.25	7.39	7.05
Class A (with sales charge)	16.47	6.13	6.42
Russell 3000 Index	37.86	14.60	12.44
Russell Mid Cap Index	35.39	10.94	9.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,724,963,823
Holdings Count | $ / shares	68	[2]
Advisory Fees Paid, Amount	$ 13,323,444
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,724,963,823
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$13,323,444
Portfolio Turnover Rate	36%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class C
Trading Symbol	SBMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$209	1.88%
[3]
Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Mid Cap Fund returned 22.34%. The Fund compares its performance to the Russell Mid Cap Index, which returned 35.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
Marvell Technology, a networking and storage semiconductor company in the 5G, data center, and automotive ethernet end markets within the IT sector, had its share price rally on the back of greater AI enthusiasm from investors and the potential long-term growth afforded by greater demand for data and data centers.

↑
Vertiv, a global manufacturer of power, precision cooling and infrastructure management systems for mainframe computer, server racks and critical process systems within the industrials sector, saw strong data center demand and enthusiasm for AI-related technology.

Top detractors from performance:
↓
Freshworks, a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications within the IT sector, had its share price decline during the period as investors began to worry that Freshworks was no longer an AI beneficiary.

↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	22.34	6.62	6.30
Class C (with sales charge)	21.34	6.62	6.30
Russell 3000 Index	37.86	14.60	12.44
Russell Mid Cap Index	35.39	10.94	9.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,724,963,823
Holdings Count | $ / shares	68	[4]
Advisory Fees Paid, Amount	$ 13,323,444
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,724,963,823
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$13,323,444
Portfolio Turnover Rate	36%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class R
Trading Symbol	LMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$162	1.45%
[5]
Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Mid Cap Fund returned 22.90%. The Fund compares its performance to the Russell Mid Cap Index, which returned 35.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
Marvell Technology, a networking and storage semiconductor company in the 5G, data center, and automotive ethernet end markets within the IT sector, had its share price rally on the back of greater AI enthusiasm from investors and the potential long-term growth afforded by greater demand for data and data centers.

↑
Vertiv, a global manufacturer of power, precision cooling and infrastructure management systems for mainframe computer, server racks and critical process systems within the industrials sector, saw strong data center demand and enthusiasm for AI-related technology.

Top detractors from performance:
↓
Freshworks, a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications within the IT sector, had its share price decline during the period as investors began to worry that Freshworks was no longer an AI beneficiary.

↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	22.90	7.07	6.75
Russell 3000 Index	37.86	14.60	12.44
Russell Mid Cap Index	35.39	10.94	9.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,724,963,823
Holdings Count | $ / shares	68	[6]
Advisory Fees Paid, Amount	$ 13,323,444
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,724,963,823
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$13,323,444
Portfolio Turnover Rate	36%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class I
Trading Symbol	SMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$95	0.85%
[7]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Mid Cap Fund returned 23.60%. The Fund compares its performance to the Russell Mid Cap Index, which returned 35.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
Marvell Technology, a networking and storage semiconductor company in the 5G, data center, and automotive ethernet end markets within the IT sector, had its share price rally on the back of greater AI enthusiasm from investors and the potential long-term growth afforded by greater demand for data and data centers.

↑
Vertiv, a global manufacturer of power, precision cooling and infrastructure management systems for mainframe computer, server racks and critical process systems within the industrials sector, saw strong data center demand and enthusiasm for AI-related technology.

Top detractors from performance:
↓
Freshworks, a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications within the IT sector, had its share price decline during the period as investors began to worry that Freshworks was no longer an AI beneficiary.

↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	23.60	7.72	7.39
Russell 3000 Index	37.86	14.60	12.44
Russell Mid Cap Index	35.39	10.94	9.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,724,963,823
Holdings Count | $ / shares	68	[8]
Advisory Fees Paid, Amount	$ 13,323,444
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,724,963,823
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$13,323,444
Portfolio Turnover Rate	36%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class IS
Trading Symbol	LSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$84	0.75%
[9]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Mid Cap Fund returned 23.75%. The Fund compares its performance to the Russell Mid Cap Index, which returned 35.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
Marvell Technology, a networking and storage semiconductor company in the 5G, data center, and automotive ethernet end markets within the IT sector, had its share price rally on the back of greater AI enthusiasm from investors and the potential long-term growth afforded by greater demand for data and data centers.

↑
Vertiv, a global manufacturer of power, precision cooling and infrastructure management systems for mainframe computer, server racks and critical process systems within the industrials sector, saw strong data center demand and enthusiasm for AI-related technology.

Top detractors from performance:
↓
Freshworks, a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications within the IT sector, had its share price decline during the period as investors began to worry that Freshworks was no longer an AI beneficiary.

↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	23.75	7.82	7.50
Russell 3000 Index	37.86	14.60	12.44
Russell Mid Cap Index	35.39	10.94	9.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,724,963,823
Holdings Count | $ / shares	68	[10]
Advisory Fees Paid, Amount	$ 13,323,444
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,724,963,823
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$13,323,444
Portfolio Turnover Rate	36%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class 1
Trading Symbol	SMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$93	0.83%
[11]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class 1 shares of ClearBridge Mid Cap Fund returned 23.64%. The Fund compares its performance to the Russell Mid Cap Index, which returned 35.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
Marvell Technology, a networking and storage semiconductor company in the 5G, data center, and automotive ethernet end markets within the IT sector, had its share price rally on the back of greater AI enthusiasm from investors and the potential long-term growth afforded by greater demand for data and data centers.

↑
Vertiv, a global manufacturer of power, precision cooling and infrastructure management systems for mainframe computer, server racks and critical process systems within the industrials sector, saw strong data center demand and enthusiasm for AI-related technology.

Top detractors from performance:
↓
Freshworks, a software development company that provides modern software-as-a-service products including customer service, operations and customer relationship management applications within the IT sector, had its share price decline during the period as investors began to worry that Freshworks was no longer an AI beneficiary.

↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class 1	23.64	7.74	7.40
Russell 3000 Index	37.86	14.60	12.44
Russell Mid Cap Index	35.39	10.94	9.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,724,963,823
Holdings Count | $ / shares	68	[12]
Advisory Fees Paid, Amount	$ 13,323,444
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,724,963,823
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$13,323,444
Portfolio Turnover Rate	36%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.